Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	€ 497,501	€ 331,306	€ 348,384
Property, Plant and Equipment and Intangible Assets
Disclosure of geographical areas [line items]
Non-current assets	370,420	197,615	170,943
Property, Plant and Equipment and Intangible Assets | Belgium
Disclosure of geographical areas [line items]
Non-current assets	72,087	98,295	113,524
Property, Plant and Equipment and Intangible Assets | France
Disclosure of geographical areas [line items]
Non-current assets	20,397	21,051	18,398
Property, Plant and Equipment and Intangible Assets | The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	255,461	66,621	28,210
Property, Plant and Equipment and Intangible Assets | Switzerland
Disclosure of geographical areas [line items]
Non-current assets	4,962	7,181	7,668
Property, Plant and Equipment and Intangible Assets | Spain
Disclosure of geographical areas [line items]
Non-current assets	3,037	3,029	2,755
Property, Plant and Equipment and Intangible Assets | United States of America
Disclosure of geographical areas [line items]
Non-current assets	12,729	136	372
Property, Plant and Equipment and Intangible Assets | Other Countries
Disclosure of geographical areas [line items]
Non-current assets	€ 1,747	€ 1,302	€ 16